Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	9,552,783	472,764
Ordinary shares, shares outstanding	9,552,783	472,764
Ordinary shares, no par value	$ 0	$ 0
Preferred Stock, No Par Value	$ 0	$ 0
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Outstanding		0
Common Class A [Member]
Ordinary shares, no par value	$ 0	$ 0
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	50,418	0
Ordinary shares, shares outstanding	50,418	0